Business Combinations - Summary components of identifiable intangible assets (Detail) (Parenthetical) $ in Millions	6 Months Ended
Jun. 30, 2021 USD ($)
Customer Relationships [Member]
Acquired Indefinite-lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired	$ 31.0
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	3 years
Trademarks [Member]
Acquired Indefinite-lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired	$ 2.8
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	15 years